Transactions with non-controlling interests - Nanchang Pengai (Details) - CNY (¥)				12 Months Ended
	Dec. 18, 2019	Jun. 24, 2019	Jun. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Less: consideration received from non-controlling interest	¥ 940,000	¥ 2,068,000
Nanchang Pengai
Carrying amount of non-controlling interests disposed of					¥ 161,000
Less: consideration received from non-controlling interest					950,000
Gain on disposal within equity					¥ 1,111,000
Proportion of equity interest held (as a percent)			51.00%	51.00%